Statement to Securityholder
Ally Auto Receivables Trust 2022-2
 Final Report

Deal Information		Table of Contents

Asset Type:	Consumer Retail	1.	Class Distribution Summary
		2.	Note Factor Summary
Closing Date:	10/12/2022	3.	Interest Summary
		4.	Collections and Distributions
Bloomberg Ticker:	ALLYA 2022-2	5.	Cash Reserve
		6.	Collateral Summary
Collection Period:		7.	Net Charge-Offs, Delinquencies, and Bankruptcies
Begin	7/1/2026	8.	Performance Tests
End	7/31/2026	9.	Supplemental Disclosures
		10.	Optional Purchase Price Summary
Determination Date:	8/10/2026
Distribution Date:	8/17/2026

ABS Investor Relations:
Servicer:	Ally Bank
Telephone:	(866) 710-4623
E-Mail:	securitization@ally.com

Additional information about the transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the CIK number 0001946472.

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
Final Report

1. Class Distribution Summary
				Class Distribution
Class	CUSIP/ CUSIP-RegS	Initial Note Principal Balance	Beginning Note Principal Balance	Principal	Interest	Total	Ending Note Principal Balance
A-1	02008MAA7	234,000,000.00	0.00	0.00	0.00	0.00	0.00
A-2	02008MAB5	350,000,000.00	0.00	0.00	0.00	0.00	0.00
A-3	02008MAC3	351,000,000.00	0.00	0.00	0.00	0.00	0.00
A-4	02008MAD1	76,920,000.00	30,079,232.15	30,079,232.15	122,071.55	30,201,303.70	0.00
B	02008MAE9	22,510,000.00	22,510,000.00	22,510,000.00	103,546.00	22,613,546.00	0.00
C	02008MAF6	18,760,000.00	18,760,000.00	18,760,000.00	89,422.67	18,849,422.67	0.00
D	02008MAG4	13,940,000.00	13,940,000.00	13,940,000.00	79,458.00	14,019,458.00	0.00
Total Notes		1,067,130,000.00	85,289,232.15	85,289,232.15	394,498.22	85,683,730.27	0.00
Certificates						17,173,738.35
Total Class Distribution						102,857,468.72

Ending Note Principal Balance

*
*
*
*

*Pursuant to Section 8.01 of the Servicing Agreement, Ally Bank as Servicer is exercising the option to purchase the assets of the Issuing Entity (other than the Designated Accounts), resulting in the redemption of the outstanding Notes by depositing in the Collection Account when required an amount equal to the greater of (a) the remaining unpaid Principal Balance of the Notes, plus accrued and unpaid interest, and any accrued and unpaid Basic Servicing Fee payments, and (b) the unpaid Aggregate Receivables Principal Balance plus accrued and unpaid interest.

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
Final Report
2. Note Factor Summary
(Amount per $1,000 of Original Principal)

		Distribution
Class	Beginning	Principal	Interest	Total	Ending
A-1	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-2	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-3	0.0000000	0.0000000	0.0000000	0.0000000	0.0000000
A-4	391.0456598	391.0456598	1.5869936	392.6326534	0.0000000
B	1,000.0000000	1000.0000000	4.6000000	1004.6000000	0.0000000
C	1,000.0000000	1000.0000000	4.7666668	1004.7666668	0.0000000
D	1,000.0000000	1000.0000000	5.7000000	1005.7000000	0.0000000
Total Notes	79.9239382				0.0000000

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
Final Report
3. Interest Summary

A. Target Interest Calculation

				Fixed Rate	Variable Rate
Class	Beginning Note Principal Balance	Accrual Methodology	Interest Accrual Days	Total	Applicable Index	Margin	Total	Target Interest Calculation
A-1	0.00	Actual/360	33	3.737%	N/A	N/A	N/A	0.00
A-2	0.00	30/360	30	4.620%	N/A	N/A	N/A	0.00
A-3	0.00	30/360	30	4.760%	N/A	N/A	N/A	0.00
A-4	30,079,232.15	30/360	30	4.870%	N/A	N/A	N/A	122,071.55
B	22,510,000.00	30/360	30	5.520%	N/A	N/A	N/A	103,546.00
C	18,760,000.00	30/360	30	5.720%	N/A	N/A	N/A	89,422.67
D	13,940,000.00	30/360	30	6.840%	N/A	N/A	N/A	79,458.00
Total	85,289,232.15							394,498.22

B. Interest Distribution

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Calculation	Interest Shortfall Allocated/ (Repaid)	Interest Distribution	Remaining Unpaid Interest Carryover Shortfall
	(1)	(2)	(3)	(4) = (2) - (3)	(5) = (1) + (3)
A-1	0.00	0.00	0.00	0.00	0.00
A-2	0.00	0.00	0.00	0.00	0.00
A-3	0.00	0.00	0.00	0.00	0.00
A-4	0.00	122,071.55	0.00	122,071.55	0.00
B	0.00	103,546.00	0.00	103,546.00	0.00
C	0.00	89,422.67	0.00	89,422.67	0.00
D	0.00	79,458.00	0.00	79,458.00	0.00
Total	0.00	394,498.22	0.00	394,498.22	0.00

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
Final Report
4. Collections and Distributions

Collections
Receipts During the Period - Principal	8,662,953.54
Receipts During the Period - Interest	560,774.94
Administrative Purchase Payments	160,756.40
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	91,683.25
Other Fees or Expenses Paid	0.00
Optional purchase price for the assets of the Issuing Entity (the "Optional Purchase Price")*	90,786,680.36
Total Collections	100,262,848.49
Beginning Reserve Account Balance	2,679,883.67
Total Available Amount plus the Optional Purchase Price	102,942,732.16

Distributions
Basic Servicing Fee	83,763.44
Amounts paid in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	122,071.55
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	103,546.00
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	89,422.67
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	79,458.00
Fourth Priority Principal Distributable Amount	0.00
Reserve Account Deposit	0.00
Noteholders' Regular Principal Distributable Amount related to the final Distribution Date*	85,289,232.15
Indenture Trustee expenses	0.00
Unpaid Fees due to Trustees, Administrator and Asset Representations Reviewer	1,500.00
Excess to the Certificateholders*	17,173,738.35
Total Distributions	102,942,732.16
*Refer to Section 10 "Optional Purchase Price Summary" for additional details

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
Final Report

5. Cash Reserve

			Reductions
Initial Balance	Beginning Balance	Additions	Draws	Releases*	Ending Balance	Specified Reserve Account Balance
2,679,883.67	2,679,883.67	0.00	0.00	2,679,883.67	0.00	0.00
*In connection with the Servicer exercising its option purchase the assets of the Issuing Entity.

6. Collateral Summary

		Initial	Beginning	Ending**
Balances	Number of Receivables	59,250	15,165	14,376
	Aggregate Receivables Principal Balance	1,071,953,466.28	99,224,627.21	90,461,238.66
	Aggregate Amount Financed	1,112,887,614.32	100,516,132.66	91,588,470.87
	Pool Factor		9.2564305	8.4389147

Weighted Averages	Coupon	6.55%	6.67%	6.67%
	Original Maturity	69.41	72.90	73.02
	Remaining Maturity	55.00	19.23	18.52
**Prior to the Servicer exercising its option to purchase the assets of the Issuing Entity.

Prepayment Percentage	Monthly Period
47
1.03%

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
Final Report
7. Net Charge-Offs, Delinquencies, and Bankruptcies

Net Charge-Offs						Cumulative Net Charge-Offs
Period	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs (Recoveries)	Average Net Charge-Offs (Recoveries)	Loss Rate	Aggregate Amount Financed	Cumulative Net Charge-Offs	Cumulative Loss Rate
Current	96,052,301.77	14	11,071.02	790.79	0.1383%	1,112,887,614.32	10,472,312.48	0.9410%
Preceding	105,315,458.96	25	137,390.35	5,495.61	1.5655%
Next Preceding	115,024,854.21	30	104,607.91	3,486.93	1.0913%
Third Preceding	125,269,939.95	19	51,661.99	2,719.05	0.4949%
Four Month Average					0.8225%

Delinquencies				Delinquency Stratification
Period	Total Accounts	Accounts over 60	Percent Delinquent	Days	Total Accounts	Total Balance	Percent Delinquent
Current	14,376	154	1.0712%	31 - 60	341	2,938,364.57	3.2082%
Preceding	15,165	147	0.9693%	61 - 90	119	1,081,996.14	1.1814%
Next Preceding	16,027	157	0.9796%	91 - 120	34	268,977.50	0.2937%
Three Month Average			1.0067%	> 120	1	289.38	0.0003%

Bankruptcies
	Total Accounts	Total Balance
Prior Period	205	1,656,667.70	[1]
Additions	2	17,746.19
Removals[2]	10	24,232.68
Ending	197	1,650,181.21
1 Total Balance for Prior Period reflects the aggregate balance as of the last day of the related Collection Period.
2 Include bankruptcies returned to active status, bankruptcies paid-in-full, and charge-offs on prior period bankruptcies.

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
Final Report
8. Performance Tests (prior to the Servicer exercising its option to purchase the assets)

For the Collection Period
Event of Default						All Tests Passed

Servicer Default						All Tests Passed

Overcollateralization:
	Initial	4,823,466.28
	Current	13,935,395.06	Overcollateralization Target Reached?			YES
	Target	13,935,395.06

Asset Representations Review Delinquency Trigger:
	Monthly Period	Trigger	Monthly		61+
	1-12	1.70%	Period	Trigger	Delinquencies
	13-24	2.60%	47	3.90%	1.48%	Pass
	25-36	3.10%
	37+	3.90%

9. Supplemental Disclosures

For the Collection Period
Supplemental Servicing Fees						32,270.47
Other Fees or Expenses Accrued						0.00
Liquidation Expenses						7,700.00
Have there been any material modifications, extensions, or waivers relating to the terms of or fees, penalties or payments on, pool assets during the period or that, cumulatively, have become material over time?						No
Have there been any material changes in determining or defining delinquencies, charge-offs or uncollectible amounts?						No
Have there been any receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred?						No

Statement to Securityholder
Ally Auto Receivables Trust 2022-2
Final Report
10. Optional Purchase Price Summary

Collections related to Optional Purchase Price
Aggregate Receivables Principal Balance - Ending Balance	90,461,238.66
Accrued and unpaid interest on the assets	325,441.70
Optional Purchase Price	90,786,680.36

Distributions related to Optional Purchase Price
Noteholders' Regular Principal Distributable Amount related to the Collection Period	8,763,388.55
Noteholders' Principal Distributable Amount related to the satisfaction of the outstanding Notes	76,525,843.60
Noteholders' Regular Principal Distributable Amount related to the final Distribution Date	85,289,232.15

Excess Total Available Amount for the Collection Period	233,017.92
Cash Reserve (available to Certificateholders)	2,679,883.67
Current Overcollateralization (available to Certificateholders)	13,935,395.06
Accrued and unpaid interest on the assets (available to Certificateholders)	325,441.70
Excess to the Certificateholders	17,173,738.35